UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 00159)

Exact name of registrant as specified in charter: Putnam Investors Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2008

Date of reporting period: October 31, 2007

Item 1. Schedule of Investments:

Putnam Investors Fund
The fund's portfolio
10/31/07 (Unaudited)

COMMON STOCKS (100.1%)(a)
	Shares	Value

Advertising and Marketing Services (2.0%)
Omnicom Group, Inc.	1,512,680	$77,116,426

Aerospace and Defense (6.0%)
Boeing Co. (The)	552,600	54,480,834
General Dynamics Corp.	522,700	47,544,792
L-3 Communications Holdings, Inc.	232,400	25,480,336
Lockheed Martin Corp.	255,000	28,060,200
United Technologies Corp.	983,100	75,295,629
		230,861,791

Airlines (0.4%)
AMR Corp. (NON) (S)	635,800	15,259,200

Automotive (2.4%)
Harley-Davidson, Inc. (S)	785,445	40,450,418
Johnson Controls, Inc.	1,206,400	52,743,808
		93,194,226

Banking (4.1%)
Bank of America Corp.	1,975,477	95,376,030
U.S. Bancorp	1,867,727	61,933,827
		157,309,857

Building Materials (1.5%)
American Standard Cos., Inc.	779,200	29,040,784
Sherwin-Williams Co. (The) (S)	435,522	27,838,566
		56,879,350

Commercial and Consumer Services (0.5%)
Dun & Bradstreet Corp. (The)	203,880	19,745,778

Communications Equipment (3.9%)
Cisco Systems, Inc. (NON)	4,108,700	135,833,622
Corning, Inc. (S)	723,000	17,547,210
		153,380,832

Computers (5.2%)
Apple Computer, Inc. (NON)	439,800	83,540,010
Dell, Inc. (NON)	1,182,700	36,190,620
Hewlett-Packard Co.	1,341,700	69,339,056
Research in Motion, Ltd. (Canada) (NON)	99,500	12,388,745
		201,458,431

Conglomerates (1.4%)
Danaher Corp. (S)	656,300	56,225,221

Consumer Finance (4.2%)
Capital One Financial Corp.	1,897,300	124,443,907
Countrywide Financial Corp.	2,375,100	36,861,552
		161,305,459

Electronics (1.5%)
Amphenol Corp. Class A	1,002,500	44,380,675
General Cable Corp. (NON) (S)	199,300	14,347,607
		58,728,282

Energy (0.5%)
Halliburton Co. (S)	480,700	18,949,194

Financial (5.3%)
AMBAC Financial Group, Inc.	1,047,918	38,594,820
Fannie Mae	232,756	13,276,402
Freddie Mac	313,111	16,353,788
MGIC Investment Corp.	1,156,660	22,392,938
Moody's Corp.	917,506	40,113,362
PMI Group, Inc. (The)	2,960,800	47,461,624
Radian Group, Inc.	2,103,358	26,481,277
		204,674,211

Health Care Services (7.6%)
Aetna, Inc.	1,244,800	69,920,416
Cardinal Health, Inc.	256,900	17,476,907
CIGNA Corp.	313,900	16,476,611
Express Scripts, Inc. (NON)	618,497	39,027,161
McKesson Corp.	265,800	17,569,380
Medco Health Solutions, Inc. (NON)	298,600	28,181,868
Quest Diagnostics, Inc. (S)	557,193	29,631,524
UnitedHealth Group, Inc.	1,560,800	76,713,320
		294,997,187

Homebuilding (0.3%)
NVR, Inc. (NON) (S)	22,647	10,774,310

Insurance (3.9%)
American International Group, Inc.	1,715,204	108,263,676
Genworth Financial, Inc. Class A	1,560,267	42,595,289
		150,858,965

Investment Banking/Brokerage (12.1%)
Bear Stearns Cos., Inc. (The)	742,700	84,370,720
Blackstone Group LP (The) (NON)	1,364,700	34,704,321
Franklin Resources, Inc.	520,052	67,440,343
Goldman Sachs Group, Inc. (The)	578,677	143,465,602
Lehman Brothers Holdings, Inc.	1,425,233	90,274,258
Morgan Stanley	723,665	48,673,708
		468,928,952

Lodging/Tourism (1.2%)
Carnival Corp.	234,300	11,241,714
Royal Caribbean Cruises, Ltd.	324,941	13,933,470
Wyndham Worldwide Corp.	652,200	21,411,726
		46,586,910

Machinery (0.5%)
Caterpillar, Inc.	277,640	20,714,720

Manufacturing (1.0%)
ITT Corp.	558,900	37,401,588

Medical Technology (0.9%)
Medtronic, Inc.	424,000	20,114,560
St. Jude Medical, Inc. (NON)	396,100	16,133,153
		36,247,713

Metals (0.5%)
Freeport-McMoRan Copper & Gold, Inc. Class B	160,400	18,875,872

Oil & Gas (8.4%)
Apache Corp.	320,300	33,250,343
ConocoPhillips	889,910	75,606,754
Devon Energy Corp.	308,100	28,776,540
Hess Corp.	623,900	44,677,479
Marathon Oil Corp.	668,200	39,510,666
Occidental Petroleum Corp.	797,600	55,074,280
Valero Energy Corp.	446,200	31,425,866
XTO Energy, Inc.	263,600	17,497,768
		325,819,696

Publishing (3.2%)
Idearc, Inc.	286,800	7,737,864
McGraw-Hill Cos., Inc. (The)	1,714,298	85,783,472
R. H. Donnelley Corp. (NON) (S)	448,200	24,583,770
Wiley (John) & Sons, Inc. Class A	120,391	5,294,796
		123,399,902

Railroads (0.9%)
Burlington Northern Santa Fe Corp. (S)	262,200	22,850,730
Norfolk Southern Corp.	256,700	13,258,555
		36,109,285

Real Estate (1.4%)
CB Richard Ellis Group, Inc. Class A (NON)	2,245,155	54,736,879

Restaurants (0.8%)
Burger King Holdings, Inc.	833,657	22,041,891
Yum! Brands, Inc. (S)	228,772	9,212,648
		31,254,539

Retail (9.5%)
Best Buy Co., Inc. (S)	1,055,500	51,212,860
Big Lots, Inc. (NON) (S)	517,700	12,414,446
CVS Caremark Corp.	2,419,770	101,073,793
Home Depot, Inc. (The) (S)	1,201,400	37,856,114
JC Penney Co., Inc. (Holding Co.) (S)	662,500	37,259,000
Macy's, Inc.	873,000	27,962,190
Nordstrom, Inc. (S)	1,238,463	48,844,981
Staples, Inc.	2,284,200	53,313,228
		369,936,612

Schools (0.5%)
Apollo Group, Inc. Class A (NON)	238,650	18,915,399

Software (3.0%)
Adobe Systems, Inc. (NON) (S)	932,000	44,642,800
Autodesk, Inc. (NON)	314,400	15,374,160
Oracle Corp. (NON)	2,561,200	56,781,804

		116,798,764

Technology Services (4.5%)
Accenture, Ltd. Class A (Bermuda)	814,199	31,794,471
Cognizant Technology Solutions Corp. (NON) (S)	960,600	39,826,476
eBay, Inc. (NON)	704,349	25,426,999
Google, Inc. Class A (NON)	110,337	78,008,259
		175,056,205

Textiles (0.3%)
Mohawk Industries, Inc. (NON) (S)	122,611	10,463,623

Trucks & Parts (0.7%)
WABCO Holdings, Inc.	516,133	26,229,879

Total common stocks (cost $3,591,302,384)		$3,879,195,258

SHORT-TERM INVESTMENTS (6.0%)(a) (cost $231,998,445)
	Principal amount	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 4.50% to 5.69% and
due dates ranging from November 1, 2007 to
November 28, 2007 (d)	$232,375,085	$231,998,445

TOTAL INVESTMENTS

Total investments (cost $3,823,300,829) (b)		$4,111,193,703

WRITTEN OPTIONS OUTSTANDING at 10/31/07 (premiums received $70,598) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Apple Computer, Inc. (Call)	$11,840	Nov-07/$195.67	$37,782
Apple Computer, Inc. (Call)	12,381	Nov-07/$175.00	185,678

Total			$223,460

NOTES

(a) Percentages indicated are based on net assets of $3,874,955,080.

(b) The aggregate identified cost on a tax basis is $3,829,743,929, resulting in gross unrealized appreciation and depreciation of $572,780,100 and $291,330,326, respectively, or net unrealized appreciation of $281,449,774.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At October 31, 2007, the value of securities loaned amounted to $226,637,528. The fund received cash collateral of $231,998,445 which is pooled with collateral of other Putnam funds into 54 issues of short-term investments.

The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $28,565 for the period ended October 31, 2007. During the period ended October 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $44,654,098 and $49,986,559, respectively.

(S) Securities on loan, in part or in entirety, at October 31, 2007.

At October 31, 2007, liquid assets totaling $4,483,408 have been designated as collateral for open options.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: During the period, Putnam Fiduciary Trust Company, the fund's transfer agent, began utilizing shareholder systems and systems support provided by DST Systems, Inc. and certain of its affiliates.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investors Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: December 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: December 28, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 28, 2007